Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Schedule of Accounts Receivable
	December 31	December 31
	2024	2023
	US Dollars (In thousands)
Prepaid expenses	22	30
Government institutions	22	40
Grant Receivable	29	—
Related parties	3	11

	76	81